EMPLOYEE BENEFITS (Detail Textuals 2) (Recognition and Retention Plan and Trust Agreement (RRP), USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Recognition and Retention Plan and Trust Agreement (RRP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased by RRP trust	226,148
Amount of total purchase price	$ 2,500,000
Average price per share of common stock purchased in the open market	$ 10.85
Percentage of vesting per year	20.00%
Number of fully vested shares	141,975		106,198
Number of forfeited shares	3,900
Vesting period of awards granted	5 years
Recognized compensation expense	225,000	195,000	390,000	390,000
Tax benefit from stock-based compensation	30,000	2,000	64,000	71,000
Additional compensation expense	$ 623,000		$ 502,000